Equity	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Disclosure of equity [Text block]

Equity

Common shares

As of December 31, 2018, authorized common shares consist of 2 billion shares (December 31, 2017: 2 billion; December 31, 2016: 2 billion) and the issued and fully paid share capital consists of 926,195,539 common shares, each share having a par value of EUR 0.20 (December 31, 2017: 940,909,027; December 31, 2016: 929,644,864).

Preference shares

As a means to protect the Company and its stakeholders against an unsolicited attempt to obtain (de facto) control of the Company, the General Meeting of Shareholders in 1989 adopted amendments to the Company’s articles of association that allow the Board of Management and the Supervisory Board to issue (rights to acquire) preference shares to a third party. The ‘Stichting Preferente Aandelen Philips’ has been granted the right to acquire preference shares in the Company. Such right has not been exercised as of December 31, 2018 and no preference shares have been issued. Authorized preference shares consist of 2 billion shares as of December 31, 2018 (December 31, 2017: 2 billion; December 31, 2016: 2 billion).

Options, restricted and performance shares

The Company has granted stock options on its common shares and rights to receive common shares in the future (see Share-based compensation).

Treasury shares

In connection with the Company’s share repurchase programs (see next paragraph: Share repurchase methods for share-based compensation plans and capital reduction purposes), shares which have been repurchased and are held in Treasury for the purpose of (i) delivery upon exercise of options, restricted and performance share programs, and (ii) capital reduction, are accounted for as a reduction of shareholders’ equity. Treasury shares are recorded at cost, representing the market price on the acquisition date. When issued, shares are removed from treasury shares on a first-in, first-out (FIFO) basis.

When treasury shares are reissued under the Company’s option plans, the difference between the cost and the cash received is recorded in retained earnings. When treasury shares are reissued under the Company’s share plans, the difference between the market price of the shares issued and the cost is recorded in retained earnings, the market price is recorded in capital in excess of par value.

The following table shows the movements in the outstanding number of shares over the last three years:

Philips Group

Outstanding number of shares

in number of shares

2016 - 2018

	2016	2017	2018
Balance as of January 1	917,103,586	922,436,563	926,191,723
Dividend distributed	17,344,462	11,264,163	9,533,223
Purchase of treasury shares	(25,193,411)	(19,841,595)	(31,993,879)
Re-issuance of treasury shares	13,181,926	12,332,592	10,453,020
Balance as of December 31	922,436,563	926,191,723	914,184,087

The following transactions took place resulting from employee option and share plans:

Philips Group

Employee option and share plan transactions

2016 - 2018

	2016	2017	2018
Shares acquired	8,601,426	15,222,662	8,226,101
Average market price	EUR 24.73	EUR 31.81	EUR 32.59
Amount paid	EUR 213 million	EUR 484 million	EUR 268 million
Shares delivered	13,181,926	12,332,592	10,453,020
Average price (FIFO)	EUR 25.86	EUR 27.07	EUR 32.66
Cost of delivered shares	EUR 341 million	EUR 334 million	EUR 341 million
Total shares in treasury at year-end	7,208,301	10,098,371	7,871,452
Total cost	EUR 181 million	EUR 331 million	EUR 258 million

In order to reduce share capital, the following transactions took place:

Philips Group

Share capital transactions

2016 - 2018

	2016	2017	2018
Shares acquired	16,591,985	4,618,933	23,767,778
Average market price	EUR 23.84	EUR 32.47	EUR 32.58
Amount paid	EUR 396 million	EUR 150 million	EUR 774 million
Cancellation of treasury shares (shares)	18,829,985		24,246,711
Cancellation of treasury shares (EUR)	EUR 450 million		EUR 783 million
Total shares in treasury at year-end		4,618,933	4,140,000
Total cost		EUR 150 million	EUR 141 million

Share purchase transactions related to employee option and share plans, as well as transactions related to the reduction of share capital, involved a cash outflow of EUR 1,042 million. A cash inflow of EUR 94 million from treasury shares mainly includes settlements of share-based compensation plans.

Share repurchase methods for share-based compensation plans and capital reduction purposes

During 2018, Royal Philips repurchased shares for share-based compensation plans and capital reduction purposes via three different methods: (i) share buy-back repurchases in the open market via an intermediary (ii) repurchase of shares via forward contracts for future delivery of shares (iii) the unwinding of call options on own shares. In 2018, Royal Philips also used methods (i) and (ii) to repurchase shares for capital reduction purposes.

Forward share repurchase contracts

In order to hedge commitments under share-based compensation plans, Philips entered into three forward contracts in the last quarter of 2018, involving 10 million shares. This resulted in a reduction of Retained earnings of EUR 319 million against Short-term and Long-term liabilities. Additionally, in the first quarter of 2018 the remaining forward contracts under the forward share buy-back contract of 2017 were exercised at a forward price of EUR 27.03, resulting in a EUR 20 million increase in Retained earnings against Treasury shares. As of December 31, 2018, 10 million forward contracts connected to share based compensation plans were outstanding.

In order to reduce its share capital, Royal Philips also entered into six forward contracts in 2017. The forward contacts involved 31,020,000 shares with a settlement date varying between October 2018 and June 2019 and a weighted average forward price of EUR 32.22. In 2018, 12,420,000 forward contracts were exercised resulting in a EUR 423 million increase in Retained earnings against Treasury shares. As of December 31, 2018, 18,600,000 forward contracts connected to share capital reductions were outstanding. For further information on the forward contracts please refer to Debt.

Share call options

During 2016 Philips bought EUR and USD-denominated call options to hedge options granted under share-based compensation plans before 2013.

In 2018, the Company unwound 1,263,486 EUR-denominated and 1,204,126 USD-denominated call options against the transfer of the same number of Royal Philips shares (2,467,612 shares) and an additional EUR 51 million cash payment to the buyer of the call options.

The number of outstanding EUR denominated options were 2,023,639 and USD-denominated options were 1,770,218, as of December 2018.

Dividend distribution
2018

In June 2018, Philips settled a dividend of EUR 0.80 per common share, representing a total value of EUR 738 million including costs. Shareholders could elect for a cash dividend or a share dividend. Approximately 46% of the shareholders elected for a share dividend, resulting in the issuance of 9,533,233 new common shares. The settlement of the cash dividend involved an amount of EUR 400 million (including costs).

A proposal will be submitted to the 2019 Annual General Meeting of Shareholders to pay a dividend of EUR 0.85 per common share, in cash or shares at the option of the shareholders, against the net income of the Company for 2018.

2017

In June 2017, Philips settled a dividend of EUR 0.80 per common share, representing a total value of EUR 742 million including costs. Shareholders could elect for a cash dividend or a share dividend. Approximately 48% of the shareholders elected for a share dividend, resulting in the issuance of 11,264,163 new common shares. The settlement of the cash dividend involved an amount of EUR 384 million (including costs)

2016

In June 2016, Philips settled a dividend of EUR 0.80 per common share, representing a total value of EUR 732 million including costs. Shareholders could elect for a cash dividend or a share dividend. Approximately 55% of the shareholders elected for a share dividend, resulting in the issuance of 17,344,462 new common shares. The settlement of the cash dividend involved an amount of EUR 330 million (including costs).

Limitations in the distribution of shareholders’ equity

As at December 31, 2018, pursuant to Dutch law, certain limitations exist relating to the distribution of shareholders’ equity of EUR 1,558 million. Such limitations relate to common shares of EUR 185 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 634 million and unrealized currency translation differences of EUR 739 million. The unrealized losses related to fair value through OCI financial assets of EUR 181 million and unrealized losses related to cash flow hedges of EUR 10 million qualify as revaluation reserves and reduce the distributable amount due to the fact that these reserves are negative.

The legal reserve required by Dutch law of EUR 634 million included under retained earnings relates to any legal or economic restrictions on the ability of affiliated companies to transfer funds to the parent company in the form of dividends.

As at December 31, 2017, these limitations in distributable amounts were EUR 1,283 million and related to common shares of EUR 188 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 703 million and unrealized currency translation differences of EUR 392 million. The unrealized losses related to fair value through OCI financial assets of EUR 30 million qualify as a revaluation reserve and reduce the distributable amount due to the fact that this reserve is negative.

Non-controlling interests

Non-controlling interests relate to minority stakes held by third parties in consolidated group companies, for further details reference is made to Interest in entities.

Capital management

Philips manages capital based upon the IFRS measures, net cash provided by operating activities and net cash used for investing activities as well as the non-IFRS measure net debt. The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included below.

Net debt is defined as the sum of long and short-term debt minus cash and cash equivalents. Group equity is defined as the sum of shareholders’ equity and non-controlling interests. This measure is used by Philips Treasury management and investment analysts to evaluate financial strength and funding requirements. The Philips net debt position is managed with the intention of retaining a strong investment grade credit rating. Furthermore, Philips’ aim when managing the net debt position is dividend stability and a pay-out ratio of 40% to 50% of Adjusted income from continuing operations attributable to shareholders (reconciliation to the most directly comparable IFRS measure, Net income, is provided at the end of this note).

Philips Group

Composition of net debt and group equity

in millions of EUR unless otherwise stated

2016 - 2018

	2016	2017	2018
Long-term debt	4,021	4,044	3,427
Short-term debt	1,585	672	1,394
Total debt	5,606	4,715	4,821
Cash and cash equivalents	2,334	1,939	1,688
Net debt	3,272	2,776	3,132
Shareholders' equity	12,546	11,999	12,088
Non-controlling interests	907	24	29
Group equity	13,453	12,023	12,117
Net debt and group equity ratio	20:80	19:81	21:79

Adjusted income from continuing operations attributable to shareholders is not a recognized measure of financial performance under IFRS. The reconciliation of Adjusted income from continuing operations attributable to shareholders to the most directly comparable IFRS measure, Net income for 2018 is included in the table below.

Philips Group

Adjusted income from continuing operations attributable to shareholders

[1] in millions of EUR

2018

2018
Net income	1,097
Less: Discontinued operations, net of income taxes	213
Income from continuing operations	1,310
Continuing operations non-controlling interests	(7)
Income from continuing operations attributable to shareholders	1,303
Adjustments for:
Amortization of acquired intangible assets	347
Restructuring costs and acquisition-related charges	258
Other items	41
Net finance expenses	57
Tax impact of adjusted items	(365)
Adjusted Income from continuing operations attributable to shareholders [1]	1,643
[1] Shareholders in this table refers to shareholders of Koninklijke Philips N.V.